FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 82,392	SFr 71,059	SFr 68,623
Available-for-sale Securities, Debt Securities	739	809	1,005
Loans	9,099	9,545	10,243
Other assets	8,616	9,214	9,184
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145	12,766	13,213
Short-term borrowings	10,049	8,225	10,690
Long-term debt	66,140	66,270	68,722
Other liabilities	2,620	SFr 2,562	2,592
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	272,679		277,766
Other assets	176,550		180,024
Financial liabilities
Due to banks and deposits	409,439		407,607
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	10,096		8,703
Long-term debt	91,870		98,174
Other liabilities	12,096		12,460
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	272,571		286,249
Other assets	176,569		180,069
Financial liabilities
Due to banks and deposits	409,370		407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	10,089		8,702
Long-term debt	88,697		100,557
Other liabilities	12,100		12,465
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	158,919		164,097
Financial liabilities
Due to banks and deposits	231,966		243,324
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		1
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	259,081		272,527
Other assets	17,298		15,469
Financial liabilities
Due to banks and deposits	177,404		164,289
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	10,089		8,702
Long-term debt	87,000		98,841
Other liabilities	11,716		12,021
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	13,490		13,722
Other assets	352		503
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,697		1,716
Other liabilities	384		443
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Available-for-sale Securities, Debt Securities	737		1,003
Loans	9,099		10,243
Other assets	8,616		9,184
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Short-term borrowings	10,049		10,690
Long-term debt	65,276		67,788
Other liabilities	2,604		2,568
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	281,111		286,438
Other assets	175,796		179,217
Financial liabilities
Due to banks and deposits	410,715		408,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	15,518		14,646
Long-term debt	87,072		92,908
Other liabilities	12,302		12,542
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	280,996		294,917
Other assets	175,808		179,258
Financial liabilities
Due to banks and deposits	410,620		408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	15,512		14,646
Long-term debt	84,418		95,299
Other liabilities	12,304		12,546
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	158,147		163,307
Financial liabilities
Due to banks and deposits	233,049		244,155
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	0		0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,764		35,283
Loans	267,506		281,195
Other assets	17,310		15,457
Financial liabilities
Due to banks and deposits	177,571		164,475
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,423		22,061
Short-term borrowings	15,512		14,646
Long-term debt	82,734		93,597
Other liabilities	11,920		12,105
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	13,490		13,722
Other assets	351		494
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,684		1,702
Other liabilities	SFr 384		SFr 441